Tax payables (Tables)	12 Months Ended
Dec. 31, 2021
Tax payables
Schedule of Tax Payables

	As of December 31,
	2020	2021
	US$	US$
Value added tax liabilities	1,617,172	1,243,782
Income tax payables	1,811,852	1,910,373
Urban maintenance and construction tax	24,661	12,328
Surtax for education expenses	39,140	5,283
Individual income tax withholding	4,544	12,472
Others	76,848	3,521
Total	3,574,217	3,187,759